Annual Total Returns (Bar Chart) - Total Return Trust (Total Return Trust, Series I, Total Return Trust)	12 Months Ended
May 01, 2011
Total Return Trust | Series I, Total Return Trust
Bar Chart Table:
2001	8.28%
2002	9.52%
2003	5.02%
2004	4.96%
2005	2.40%
2006	3.67%
2007	8.57%
2008	2.69%
2009	13.59%
2010	7.72%